Commitments and Contingencies (Schedule of Asset Retirement Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013
Asset Retirement Obligation [Roll Forward]
Beginning Balance	$ 50.6	$ 46.4
Additions and adjustments	(11.6)	0.4
Accretion expense	3.2	2.9
Payments	0	(0.2)
Currency translation	(1.4)	1.1
Ending Balance	$ 40.8	$ 50.6